PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2013
Property And Equipment Tables
Property and equipment

Property and equipment at cost, less accumulated depreciation, at March 31, 2013 consisted of the following:

	March 31,	December 31,
	2013	2012
Furniture	$31,539	$31,539
Equipment	26,022	26,022
Leasehold improvements	10,400	10,400
Subtotal	67,961	67,961
Less accumulated depreciation	(37,381)	(34,311)
Total	$30,580	$33,650